UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22759

SharesPost 100 Fund

(Exact name of Registrant as specified in charter)

101 Jefferson Drive

Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o SharesPost 100 Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19901

(Name and address of agent for service)

Copy to:

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

FORM N-Q

Item 1. Schedule of Investments.

SHARESPOST 100 FUND

Schedule of Investments

As of September 30, 2018 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Public Companies – 12.1%
Enterprise Software – 2.4%
Domo(a)	Feb 2017	12,638	$970,182	$250,991
Zuora, Inc.(a)	Jun 2016	131,184	809,933	3,004,113
			1,780,115	3,255,104
Music – 0.1%
Spotify Technology SA(a)	Aug 2015	1,000	47,500	180,830
Security – 1.0%
Tenable Network(a)	Jul 2017	38,820	176,631	1,363,359
Software – 8.6%
DocuSign, Inc.(a)	May 2014	223,973	4,584,444	11,518,931
Total Common Stock in Public Companies			6,588,690	16,318,224

Common Stock In Private Companies (b) – 31.9%
Advertising – 8.2%
AdRoll(a)	Mar 2017	3,155	24,050	37,545
Chartboost(a)	Mar 2015	700,000	1,611,000	2,730,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	613,988
OpenX(a)	Jun 2015	2,899,297	2,615,385	4,609,882
PubMatic(a)	Jun 2015	200,000	1,170,000	3,020,000
			5,866,859	11,011,415
Analytics/Big Data – 5.4%
Dataminr, Inc.(a)	Sep 2015	141,875	1,168,750	2,758,050
INRIX, Inc.(a)	May 2014	70,750	1,592,150	2,189,713
MapR Technologies, Inc.(a)	Apr 2018	185,000	543,800	771,450
Planet Labs, Inc.(a)	Mar 2018	25,000	731,250	1,523,750
			4,035,950	7,242,963
Enterprise Software – 1.5%
Blend Labs, Inc.(a)	Aug 2018	756,832	822,540	953,608
InsideSales.com(a)	Dec 2016	75,000	225,000	371,250
Sprinklr(a)	Jun 2017	100,000	500,000	712,000
			1,547,540	2,036,858
Finance/Payments – 5.9%
Circle Internet Financial, Inc.(a)	Apr 2018	215,200	2,074,587	4,114,624
Marqeta, Inc.(a)	Jul 2018	855,000	1,000,350	1,051,650
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	227,041
Social Finance, Inc.(a)	Apr 2017	134,355	1,720,469	2,605,143
			6,103,404	7,998,458
Games – 0.0%
RockYou, Inc.(a)	Apr 2015	10,149	1,400,000	1,218

SHARESPOST 100 FUND

Schedule of Investments

As of September 30, 2018 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock In Private Companies – 31.9% (b) (Continued)
Healthcare/Biotech – 4.0%
23andMe, Inc.(a)	Oct 2017	152,657	$1,683,608	$2,613,488
Metabiota(a)	Apr 2015	494,589	500,000	825,964
One Medical Group(a)	Mar 2017	78,750	577,413	946,575
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,016,526
			4,082,729	5,402,553
Hosting/Storage – 1.6%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	2,125,200

Security – 1.2%
Cylance, Inc.(a)	Mar 2018	210,000	1,333,500	1,680,000

Software – 4.1%
Acquia(a)	Apr 2016	90,000	860,000	1,828,800
Docker, Inc.(a)	May 2017	25,000	531,250	559,500
Optimizely(a)	Feb 2017	160,303	1,420,675	3,101,863
			2,811,925	5,490,163
Total Common Stock In Private Companies			27,936,407	42,988,828

Preferred Stock In Private Companies (b) – 22.3%
Advertising – 1.1%
GroundTruth (f.k.a. xAd, Inc.), Preferred Class B-1(a)	Jan 2017	600,000	149,200	222,000
WideOrbit, Inc., Preferred Class C(a)	Oct 2015	400,000	1,100,000	1,236,000
			1,249,200	1,458,000
Analytics/Big Data – 0.9%
Palantir Technologies, Inc., Preferred Class D(a)	Jan 2017	75,740	516,287	602,890
Palantir Technologies, Inc. Preferred Class E(a)	Dec 2017	79,260	512,714	630,910
			1,029,001	1,233,800
Clean Technology – 1.2%
Spruce Finance, Inc., Preferred Class A-2(a)	Mar 2017	190,000	1,900,000	1,675,800

Consumer Web – 1.6%
Musely, Preferred Class B(a)	Oct 2014	7,961	100,013	100,013
Nextdoor, Preferred Class B(a)	Mar 2018	29,495	494,041	494,041
Nextdoor, Preferred Class C(a)	Mar 2018	17,543	293,845	293,845
Nextdoor, Preferred Class D(a)	Mar 2018	6,899	115,558	115,558
Nextdoor, Preferred Class E(a)	Mar 2018	3,392	56,816	56,816
Nextdoor, Preferred Class F(a)	Mar 2018	5,171	86,614	86,614
Pinterest, Preferred Series 2(a)	Nov 2017	144,000	1,000,799	986,400
			2,147,685	2,133,287

SHARESPOST 100 FUND

Schedule of Investments

As of September 30, 2018 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock In Private Companies (b) – 22.3% (Continued)
Finance/Payments – 1.9%
Prosper Marketplace, Inc. Preferred Class A(a)	Jan 2016	55,395	$305,781	$51,517
Prosper Marketplace, Inc. Preferred Class A-1(a)	Jan 2016	58,165	116	58,165
Social Finance, Inc., Preferred Class A(a)	Apr 2017	10,714	174,638	207,744
Social Finance, Inc., Preferred Class B(a)	Apr 2017	1,361	22,184	26,390
Social Finance, Inc., Preferred Class C(a)	Apr 2017	2,893	47,156	56,095
Social Finance, Inc., Preferred Class D(a)	Apr 2017	46,766	762,286	906,793
Social Finance, Inc., Preferred Class E(a)	Apr 2017	43,740	712,962	848,119
Social Finance, Inc., Preferred Class F(a)	Apr 2017	25,172	410,304	488,085
			2,435,427	2,642,908
Healthcare/Biotech – 1.8%
Intarcia Therapeutics, Inc., Preferred Class DD(a)	May 2017	9,000	519,300	475,020
Metabiota, Preferred Class A(a)	Apr 2015	346,212	500,000	578,174
Metabiota, Preferred Class B(a)	Feb 2017	366,669	500,952	744,338
ZocDoc, Inc., Preferred Class A(a)	Feb 2015	35,000	875,000	583,100
			2,395,252	2,380,632
Music – 2.6%
SoundHound, Inc., Preferred Class D(a)	Sep 2016	107,484	2,200,767	3,468,509

Security – 1.3%
Lookout, Inc., Preferred Class A(a)	Feb 2015	204,000	1,927,800	1,705,440

Transportation – 9.9%
Lyft, Preferred Class D(a)	Oct 2016	12,000	266,600	562,440
Lyft, Preferred Class E(a)	May 2017	178,715	5,009,020	8,376,372
Turo, Preferred Class D1(a)	Jun 2018	642,535	2,999,996	2,999,996
Uber Technologies, Inc., Preferred Class E(a)	May 2018	7,503	322,629	350,840
Virgin Hyperloop One, Preferred Class B-1(a)	Jun 2017	414,473	999,999	1,007,170
			9,598,244	13,296,818
Total Preferred Stock In Private Companies			24,883,376	29,995,194

Short-Term Investments – 33.4%
Demand Deposit – 33.4%
UMB Money Market Fiduciary, 0.25% (c)			44,960,332	44,960,332
TOTAL Short-Term Investments			44,960,332	44,960,332

Total Investments – 99.7% (Cost $104,368,805)				134,262,578
Other assets less liabilities – 0.3%				396,154

Net Assets –100.0%				$134,658,732

SHARESPOST 100 FUND

Schedule of Investments

As of September 30, 2018 (Unaudited)

(a)	Non-income Producing

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by issuer. As of September 30, 2018 restricted securities represented 54.20% of net assets of the Fund.

(c)	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts.

All issuers are United States based, except for Spotify and OpenX, which are based in Sweden and UK, respectively.

See accompanying Notes to the Schedule of Investments.

SHARESPOST 100 FUND

Notes to Schedule of Investments September 30, 2018 (Unaudited)

Organization - SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by primarily investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering (IPO), which generally includes a restrictive period of 180 days commonly known as a lock-up period, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class L, and Class I shares. The separate classes of shares differ principally in the applicable sales charges (if any), shareholder servicing fees, and distribution fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/ losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

Investment Valuation - The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the fair valuation of the private shares, which do not have a readily available market, the estimated fair value of such shares may be different from values that would have been used had a readily available market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

There were no changes to the valuation approaches or techniques applied during 2018.

Generally Accepted Accounting Principles (GAAP) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the period ended September 30, 2018, there were transfers of $180,830 out of Level 3 and into Level 1 and $16,137,394 out of Level 3 into Level 2, due to changes in the liquidity restrictions of private holdings. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the period ended September 30, 2018.

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the currently pending changes in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy table. The adoption of AS 2015-07 resulted in the Fund’s investment in short-term investments being removed from the Fair Value hierarchy table.

On August 28, 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13's amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management is evaluating the impact of ASU 2018-13's amendments on the Trust.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of September 30, 2018:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$180,830	$16,137,394	$-	$16,318,224
Common stock in private companies*	-	-	42,988,828	42,988,828
Preferred stock in private companies*	-	-	29,995,194	29,995,194
Total	$180,830	$16,137,394	$72,984,022	$89,302,246
Money Market holdings valued using the practical expedient and not subject to the fair value hierarchy				44,960,332
Total				$134,262,578

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2018	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases		(Sales)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance September 30, 2018
SharesPost 100 Fund
Common stock in private companies	$43,202,800	$-	$(5,005,013)	$9,473,637	**	$(5,333,023)	$408,886	$241,541	$42,988,828
Preferred stock in private companies	37,165,464	-	(11,313,211)	4,369,499		(2,864,242)**	(2,724,519)	5,362,203	29,995,194
	$80,368,264	$-	$(16,318,224)	$13,843,136		$(8,197,265)	$(2,315,633)	$5,603,744	$72,984,022

**	Amounts include $1,400,000 in preferred stock, which along with $1,398,782 net accumulated loss was converted into $1,400,000 of common stock.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Level 3 Investment	Fair Value as of September 30, 2018	Valuation Technique*	Unobservable Inputs	Range (Avg)
Common stock in private companies	$42,988,828	Precedent Transactions	Precedent Transactions	N/A

		Renevue Model	Revenue Multiples	2.86 - 10.78 (6.32)
			Stage Discout Rates	20% - 30% (21.85%)
			Execution Discount Rates	25% - 100% (41.85%)
			Discounts For Lack of	15.00% - 15.00% (15.00%)
Marketability

Preferred stock in private companies	29,995,194	Precedent Transactions	Precedent Transactions	N/A

		Renevue Model	Revenue Multiples	1.49 - 8.16 (4.35)
			Stage Discout Rates	20% - 60% (23.45%)
			Execution Discount Rates	10% - 100% (48.28%)
			Discounts For Lack of Marketability	15.00% - 15.00% (15.00%)

*	Market approach

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

Federal Tax Information

At September 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$104,368,805

Gross unrealized appreciation	$34,489,846
Gross unrealized depreciation	(4,596,073)

Net unrealized appreciation on investments	$29,893,773

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

By:	/s/ Sven Weber
Sven Weber
President

Date:	11/16/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sven Weber
Sven Weber
President
(Principal Executive Officer)

Date:	11/16/18

By:	/s/ Carol Foster
Carol Foster
Principal Financial Officer

Date:	11/21/18

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)